UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Bond Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

VT Bond Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	22

Important Notices	23

Eaton Vance

VT Bond Fund

June 30, 2015

Performance1,2

Portfolio Managers Kathleen C. Gaffney, CFA, Stephen C. Concannon, CFA, Michael J. Turgel, CFA and Henry Peabody, CFA

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Initial Class at NAV	09/15/2014	09/15/2014	–0.57%	—	—	–1.96%
ADV Class at NAV	09/15/2014	09/15/2014	–0.45%	—	—	–1.76%
Barclays U.S. Government/Credit Bond Index	—	—	–0.30%	1.69%	3.51%	1.82%

% Total Annual Operating Expense Ratios[3]					Initial Class	ADV Class
Gross					2.08%	1.83%
Net					1.20	0.95

Fund Profile

Credit Quality (% of bond holdings)4

Asset Mix (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Bond Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

Barclays U.S. Government/Credit Bond Index measures the performance of U.S. Treasuries, government-related and investment-grade U.S. corporate securities with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

VT Bond Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)		Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$994.30	$5.93	**	1.20%
ADV Class	$1,000.00	$995.50	$4.70	**	0.95%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,018.80	$6.01	**	1.20%
ADV Class	$1,000.00	$1,020.10	$4.76	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. Expenses shown do not include insurance-related charges.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

VT Bond Fund

June 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 18.6%
Security	Principal Amount* (000’s omitted)		Value

Banks — 0.6%
Citigroup, Inc., 6.25%, 6/29/17	NZD	16	$11,372
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	90	61,593
Morgan Stanley, 7.60%, 8/8/17	NZD	66	47,914

			$120,879

Commercial Services — 1.0%
Western Union Co. (The), 6.20%, 11/17/36		181	$181,263

			$181,263

Computers — 0.8%
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		216	$158,760

			$158,760

Diversified Financial Services — 1.5%
Jefferies Group, LLC, 6.50%, 1/20/43		195	$190,554
Navient Corp., 5.625%, 8/1/33		115	93,725

			$284,279

Home Builders — 1.5%
MDC Holdings, Inc., 6.00%, 1/15/43		329	$278,005

			$278,005

Insurance — 0.9%
XLIT Ltd., Series E, 6.50% to 4/15/17, 10/29/49(2)		200	$171,626

			$171,626

Iron & Steel — 0.7%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		241	$108,450
JMC Steel Group, Inc., 8.25%, 3/15/18(1)		20	18,375

			$126,825

Metal Fabricate & Hardware — 0.1%
Valmont Industries, Inc., 5.00%, 10/1/44		31	$28,082

			$28,082

Mining — 3.0%
Freeport-McMoRan, Inc., 5.45%, 3/15/43		225	$187,881
Southern Copper Corp., 5.25%, 11/8/42		255	222,574
Teck Resources, Ltd., 5.20%, 3/1/42		170	123,472

Security	Principal Amount* (000’s omitted)		Value

Mining (continued)
Teck Resources, Ltd., 5.40%, 2/1/43		48	$35,784

			$569,711

Miscellaneous Manufacturing — 1.2%
Trinity Industries, Inc., 4.55%, 10/1/24		242	$233,565

			$233,565

Oil & Gas — 3.5%
Apache Corp., 4.25%, 1/15/44		177	$153,750
Continental Resources, Inc., 3.80%, 6/1/24		106	96,550
Noble Energy, Inc., 5.05%, 11/15/44		146	139,919
Rowan Cos., Inc., 5.40%, 12/1/42		339	276,345

			$666,564

Retail — 2.3%
JC Penney Corp., Inc., 6.375%, 10/15/36		580	$433,550

			$433,550

Telecommunications — 1.5%
Avaya, Inc., 10.50%, 3/1/21(1)		345	$286,350

			$286,350

Total Corporate Bonds & Notes (identified cost $3,838,552)			$3,539,459

Foreign Corporate Bonds — 18.7%

Security	Principal Amount* (000’s omitted)		Value

Banks — 2.7%
ANZ Bank New Zealand, Ltd., 5.43%, 2/27/19	NZD	720	$513,767

			$513,767

Engineering & Construction — 1.8%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		330	$248,325
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		119	86,028

			$334,353

Foods — 1.0%
ESAL GmbH, 6.25%, 2/5/23(1)		200	$197,500

			$197,500

5	See Notes to Financial Statements.

Eaton Vance

VT Bond Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Mining — 2.6%
Barrick Gold Corp., 5.25%, 4/1/42		215	$192,539
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		160	149,933
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		167	143,593

			$486,065

Miscellaneous Manufacturing — 2.0%
Bombardier, Inc., 7.45%, 5/1/34(1)		400	$378,000

			$378,000

Oil & Gas — 4.3%
Ecopetrol SA, 5.875%, 5/28/45		158	$140,225
Ensco PLC, 5.75%, 10/1/44		260	231,750
Pacific Drilling SA, 5.375%, 6/1/20(1)		155	118,188
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		230	167,037
Petrobras Global Finance BV, 5.625%, 5/20/43		220	171,138

			$828,338

Telecommunications — 4.3%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	2,000	$122,539
Axtel SAB de CV, 9.00%, 1/31/20(1)		210	211,050
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		100	103,920
Oi SA, 5.75%, 2/10/22(1)		350	304,937
Telecom Italia Capital SA, 6.00%, 9/30/34		87	84,608

			$827,054

Total Foreign Corporate Bonds (identified cost $3,813,560)			$3,565,077

Foreign Government Bonds — 13.7%

Security	Principal Amount (000’s omitted)		Value

Brazil — 3.1%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	1,730	$500,913
Federative Republic of Brazil, 12.50%, 1/5/16	BRL	250	80,217

			$581,130

Mexico — 3.3%
Mexican Bonos, 7.75%, 5/29/31	MXN	7,520	$534,598
Mexican Bonos, 7.75%, 11/13/42	MXN	1,382	98,227

			$632,825

Security	Principal Amount (000’s omitted)		Value

New Zealand — 0.7%
New Zealand Government Bond, 6.00%, 12/15/17(3)	NZD	170	$123,772

			$123,772

Supranational — 6.6%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	1,140,000	$82,513
European Investment Bank, 7.20%, 7/9/19(1)	IDR	1,170,000	83,197
Inter-American Development Bank, 7.20%, 11/14/17	IDR	4,920,000	354,948
International Finance Corp., 6.30%, 11/25/24	INR	3,910	58,461
International Finance Corp., 6.45%, 10/30/18	INR	24,400	382,780
International Finance Corp., 7.80%, 6/3/19	INR	1,500	24,350
International Finance Corp., 8.25%, 6/10/21	INR	16,650	277,902

			$1,264,151

Total Foreign Government Bonds (identified cost $2,901,786)			$2,601,878

Convertible Bonds — 11.9%

Security	Principal Amount (000’s omitted)		Value

Home Builders — 9.4%
KB Home, 1.375%, 2/1/19		$520	$508,625
Lennar Corp., 3.25%, 11/15/21(1)		230	502,693
Ryland Group, Inc. (The), 0.25%, 6/1/19		485	470,450
Standard Pacific Corp., 1.25%, 8/1/32		255	311,419

			$1,793,187

Machinery – Diversified — 1.0%
Chart Industries, Inc., 2.00%, 8/1/18		$190	$184,538

			$184,538

Oil & Gas — 0.4%
American Energy - Permian Basin, LLC, 8.00%, 5/1/22(1)(4)		$50	$27,500
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(4)		110	50,416

			$77,916

6	See Notes to Financial Statements.

Eaton Vance

VT Bond Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 1.1%
Ciena Corp., 3.75%, 10/15/18(1)	$155	$211,769

		$211,769

Total Convertible Bonds (identified cost $2,156,286)		$2,267,410

Asset-Backed Securities — 1.7%

Security	Principal Amount (000’s omitted)	Value
CAH, Series 2014-2A, Class D, 2.537%, 7/17/31(1)(5)	$110	$108,687
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(1)	205	209,761

Total Asset-Backed Securities (identified cost $311,990)		$318,448

Commercial Mortgage-Backed Securities — 3.6%

Security	Principal Amount (000’s omitted)	Value
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	$100	$114,354
COMM, Series 2013-CR10, Class D, 4.953%, 8/10/46(1)(6)	150	142,069
COMM, Series 2014-CR21, Class D, 4.067%, 12/10/47(1)(6)	200	170,739
JPMBB, Series 2014-C23, Class D, 4.109%, 9/15/47(1)(6)	100	87,217
JPMBB, Series 2014-C25, Class D, 4.098%, 11/15/47(1)(6)	200	172,535

Total Commercial Mortgage-Backed Securities (identified cost $691,702)		$686,914

Senior Floating-Rate Interests — 1.8%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 1.0%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/10/21	$200	$202,375

		$202,375

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Services — 0.8%
Weight Watchers International, Inc., Term Loan, Maturing 4/2/20(8)	$300	$146,025

		$146,025

Total Senior Floating-Rate Interests (identified cost $356,572)		$348,400

Tax-Exempt Investments — 0.2%

Security	Principal Amount (000’s omitted)	Value

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	$95	$13,301
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	235	30,752

Total Tax-Exempt Investments (identified cost $48,420)		$44,053

U.S. Treasury Obligations — 7.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes, 0.25%, 9/15/15	$1,350	$1,350,316

Total U.S. Treasury Obligations (identified cost $1,350,615)		$1,350,316

Common Stocks — 17.5%

Security	Shares	Value

Banks — 2.3%
Bank of America Corp.	10,303	$175,357
Regions Financial Corp.	25,067	259,694

		$435,051

Beverages — 1.0%
Constellation Brands, Inc., Class A	1,664	$193,057

		$193,057

7	See Notes to Financial Statements.

Eaton Vance

VT Bond Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chemicals — 1.7%
LyondellBasell Industries NV, Class A	1,886	$195,239
PPG Industries, Inc.	1,032	118,391

		$313,630

Health Care – Services — 1.1%
AmSurg Corp.(9)	1,518	$106,184
Humana, Inc.	564	107,882

		$214,066

Machinery – Construction & Mining — 1.4%
Caterpillar, Inc.	3,160	$268,031

		$268,031

Media — 1.1%
Walt Disney Co. (The)	1,799	$205,338

		$205,338

Mining — 0.5%
Freeport-McMoRan, Inc.	4,908	$91,387

		$91,387

Miscellaneous Manufacturing — 1.0%
Ingersoll-Rand PLC	2,904	$195,788

		$195,788

Oil & Gas — 0.9%
Occidental Petroleum Corp.	1,755	$136,486
SandRidge Energy, Inc.(9)	1,758	1,542
Seven Generations Energy, Ltd., Class A(9)	3,182	41,578

		$179,606

Pharmaceuticals — 1.0%
Eli Lilly & Co.	2,273	$189,773

		$189,773

Pipelines — 0.9%
Kinder Morgan, Inc.	4,648	$178,437

		$178,437

Real Estate Investment Trusts (REITs) — 0.4%
American Realty Capital Properties, Inc.	8,641	$70,251

		$70,251

Security	Shares	Value

Semiconductors — 1.5%
Intel Corp.	9,324	$283,589

		$283,589

Software — 0.7%
Oracle Corp.	3,315	$133,594

		$133,594

Telecommunications — 2.0%
Corning, Inc.	9,352	$184,515
Telefonaktiebolaget LM Ericsson ADR	18,940	197,734

		$382,249

Total Common Stocks (identified cost $3,259,433)		$3,333,847

Convertible Preferred Stocks — 3.6%

Security	Shares	Value

Health Care – Products — 0.3%
Alere, Inc., 3.00%	140	$50,645

		$50,645

Iron & Steel — 0.3%
Cliffs Natural Resources, Inc., 7.00%	10,865	$50,984

		$50,984

Oil & Gas — 1.8%
Chesapeake Energy Corp., 5.75%	440	$300,575
SandRidge Energy, Inc., 7.00%	930	19,995
SandRidge Energy, Inc., 8.50%	1,000	23,188

		$343,758

Real Estate Investment Trusts (REITs) — 1.2%
iStar Financial, Inc., Series J, 4.50%	4,135	$236,687

		$236,687

Total Convertible Preferred Stocks (identified cost $1,000,022)		$682,074

8	See Notes to Financial Statements.

Eaton Vance

VT Bond Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 1.4%

Security	Shares	Value

Diversified Financial Services — 1.4%
SLM Corp., 1.986%(5)	4,350	$265,132

Total Preferred Stocks (identified cost $295,425)		$265,132

Total Investments — 99.8% (identified cost $20,024,363)		$19,003,008

Other Assets, Less Liabilities — 0.2%		$38,296

Net Assets — 100.0%		$19,041,304

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
ACRE	–	Americold LLC Trust
CAH	–	Colony American Homes
COMM	–	Commercial Mortgage Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
NPFG	–	National Public Finance Guaranty Corp.
SCFT	–	SpringCastle Funding Trust

BRL	–	Brazilian Real
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $4,452,933 or 23.4% of the Fund’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2015, the aggregate value of these securities is $123,772 or 0.7% of the Fund’s net assets.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2015.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2015.
(7)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	This Senior Loan will settle after June 30, 2015, at which time the interest rate will be determined.

(9)	Non-income producing security.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	65.1%	$12,393,223
Brazil	7.0	1,340,733
Supranational	6.6	1,264,151
Mexico	6.4	1,214,739
Canada	4.1	771,373
New Zealand	3.3	637,539
Colombia	2.2	411,182
Australia	1.6	293,526
Peru	1.1	222,574
Sweden	1.0	197,734
Ireland	0.9	171,626
Italy	0.5	84,608

Total Investments	99.8%	$19,003,008

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
United States Dollar	81.9%	$15,602,367
New Zealand Dollar	4.0	758,418
Mexican Peso	4.0	755,364
Indian Rupee	3.9	743,493
Brazilian Real	3.1	581,130
Indonesian Rupiah	2.7	520,658
Canadian Dollar	0.2	41,578

Total Investments	99.8%	$19,003,008

9	See Notes to Financial Statements.

Eaton Vance

VT Bond Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investments, at value (identified cost, $20,024,363)	$19,003,008
Cash	9,633
Dividends receivable	3,420
Interest receivable	209,800
Receivable from affiliate	10,990
Total assets	$19,236,851

Liabilities
Payable for investments purchased	$153,000
Payable to affiliates:
Investment adviser fee	8,759
Distribution fees	2
Trustees’ fees	360
Accrued expenses	33,426
Total liabilities	$195,547
Net Assets	$19,041,304

Sources of Net Assets
Paid-in capital	$19,996,609
Accumulated net realized gain	119,216
Accumulated distributions in excess of net investment income	(50,109)
Net unrealized depreciation	(1,024,412)
Total	$19,041,304

Initial Class Shares
Net Assets	$9,520
Shares Outstanding	1,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.52

ADV Class Shares
Net Assets	$19,031,784
Shares Outstanding	1,999,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.52

10	See Notes to Financial Statements.

Eaton Vance

VT Bond Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Interest (net of foreign taxes, $289)	$383,652
Dividends (net of foreign taxes, $1,111)	79,330
Total investment income	$462,982

Expenses
Investment adviser fee	$53,439
Distribution fees
Initial Class	12
Trustees’ fees and expenses	957
Custodian fee	17,058
Transfer and dividend disbursing agent fees	5,928
Legal and accounting services	30,255
Printing and postage	4,562
Miscellaneous	3,297
Total expenses	$115,508
Deduct —
Allocation of expenses to affiliate	$23,167
Reduction of custodian fee	28
Total expense reductions	$23,195

Net expenses	$92,313

Net investment income	$370,669

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$184,783
Foreign currency transactions	(4,371)
Net realized gain	$180,412
Change in unrealized appreciation (depreciation) —
Investments	$(619,626)
Foreign currency	(1,214)
Net change in unrealized appreciation (depreciation)	$(620,840)

Net realized and unrealized loss	$(440,428)

Net decrease in net assets from operations	$(69,759)

11	See Notes to Financial Statements.

Eaton Vance

VT Bond Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014(1)
From operations —
Net investment income	$370,669	$146,338
Net realized gain (loss) from investment and foreign currency transactions	180,412	(14,324)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(620,840)	(403,572)
Net decrease in net assets from operations	$(69,759)	$(271,558)
Distributions to shareholders —
From net investment income
Initial Class	$(197)	$(89)
ADV Class	(419,190)	(194,516)
Tax return of capital
Initial Class	—	(2)
ADV Class	—	(3,385)
Total distributions to shareholders	$(419,387)	$(197,992)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Initial Class	$—	$10,000
ADV Class	—	19,990,000
Net increase in net assets from Fund share transactions	$—	$20,000,000

Net increase (decrease) in net assets	$(489,146)	$19,530,450

Net Assets
At beginning of period	$19,530,450	$—
At end of period	$19,041,304	$19,530,450

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(50,109)	$(1,391)

(1)	For the period from the start of business, September 15, 2014, to December 31, 2014.

12	See Notes to Financial Statements.

Eaton Vance

VT Bond Fund

June 30, 2015

Financial Highlights

	Initial Class
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014(1)
Net asset value — Beginning of period	$9.760		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.173		$0.065
Net realized and unrealized loss	(0.216)		(0.214)

Total loss from operations	$(0.043)		$(0.149)

Less Distributions
From net investment income	$(0.197)		$(0.089)
Tax return of capital	—		(0.002)

Total distributions	$(0.197)		$(0.091)

Net asset value — End of period	$9.520		$9.760

Total Return(3)	(0.57	)%(4)	(1.39	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10		$10
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.20	%(7)	1.20	%(7)
Net investment income	3.56	%(7)	2.26	%(7)
Portfolio Turnover	20	%(4)	5	%(4)

(1)	For the period from the start of business, September 15, 2014, to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.24% and 0.63% of average daily net assets for the six months ended June 30, 2015 and the period ended December 31, 2014, respectively). Absent this subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

VT Bond Fund

June 30, 2015

Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014(1)
Net asset value — Beginning of period	$9.770		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.185		$0.073
Net realized and unrealized loss	(0.225)		(0.204)

Total loss from operations	$(0.040)		$(0.131)

Less Distributions
From net investment income	$(0.210)		$(0.097)
Tax return of capital	—		(0.002)

Total distributions	$(0.210)		$(0.099)

Net asset value — End of period	$9.520		$9.770

Total Return(3)	(0.45	)%(4)	(1.32	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,032		$19,521
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.95	%(7)	0.95	%(7)
Net investment income	3.82	%(7)	2.53	%(7)
Portfolio Turnover	20	%(4)	5	%(4)

(1)	For the period from the start of business, September 15, 2014, to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.24% and 0.63% of average daily net assets for the six months ended June 30, 2015 and the period ended December 31, 2014, respectively). Absent this subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

VT Bond Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Bond Fund (the Fund) is a non-diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Initial Class and ADV Class shares, which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

15

Eaton Vance

VT Bond Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

16

Eaton Vance

VT Bond Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, if an election is made on behalf of a separate account, to receive some or all distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $24,364, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2014, $24,364 are short-term.

Additionally, at December 31, 2014, the Fund had a late year ordinary loss of $1,391, related to certain specified losses realized after October 31, 2014, which it has elected to defer to the following taxable year pursuant to income tax regulations.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,086,527

Gross unrealized appreciation	$501,540
Gross unrealized depreciation	(1,585,059)

Net unrealized depreciation	$(1,083,519)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the six months ended June 30, 2015, the investment adviser fee amounted to $53,439 or 0.55% (annualized) of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20% and 0.95% of the Fund’s average daily net assets for Initial Class and ADV Class, respectively. This agreement may be changed or terminated after April 30, 2016. Pursuant to this agreement, EVM was allocated $23,167 of the Fund’s operating expenses for the six months ended June 30, 2015. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $12. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

17

Eaton Vance

VT Bond Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2015, there were no shareholder servicing fees accrued for Initial Class and ADV Class shares.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $4,750,073 and $3,562,560, respectively, for the six months ended June 30, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Initial Class	Six Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014(1)
Sales	—	1,000

Net increase	—	1,000

ADV Class	Six Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014(1)
Sales	—	1,999,000

Net increase	—	1,999,000

(1)	For the period from the start of business, September 15, 2014, to December 31, 2014.

At June 30, 2015, EVM owned 100% of the value of the outstanding shares of the Fund.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Eaton Vance

VT Bond Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$3,539,459	$—	$3,539,459
Foreign Corporate Bonds	—	3,565,077	—	3,565,077
Foreign Government Bonds	—	2,601,878	—	2,601,878
Convertible Bonds	—	2,267,410	—	2,267,410
Asset-Backed Securities	—	318,448	—	318,448
Commercial Mortgage-Backed Securities	—	686,914	—	686,914
Senior Floating-Rate Interests	—	348,400	—	348,400
Tax-Exempt Investments	—	44,053	—	44,053
U.S. Treasury Obligations	—	1,350,316	—	1,350,316
Common Stocks	3,333,847	—	—	3,333,847
Convertible Preferred Stocks	—	682,074	—	682,074
Preferred Stocks	—	265,132	—	265,132

Total Investments	$3,333,847	$15,669,161	$—	$19,003,008

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

VT Bond Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 11, 2014, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance VT Bond Fund (the “Fund”), with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished for the August 11, 2014 meeting as well as information previously furnished throughout the year at meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	Information about the Adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of the Adviser with respect to trading;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser; and

•	The terms of the investment advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement for the Fund.

20

Eaton Vance

VT Bond Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such personnel in investing in securities and other instruments to establish investment exposures to a wide variety of bonds and other income instruments, including corporate bonds, commercial mortgage-backed securities and senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management. In addition, the Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the advisory agreement was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory services and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

21

Eaton Vance

VT Bond Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance VT Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance VT Bond Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

19056    6.30.15

Eaton Vance

VT Floating-Rate Income Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

VT Floating-Rate Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Andrew Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	2.11%	1.36%	4.34%	3.97%
ADV Class at NAV	04/15/2014	05/02/2001	2.35	1.61	4.40	3.99
S&P/LSTA Leveraged Loan Index	—	—	2.83%	1.82%	5.47%	4.98%

% Total Annual Operating Expense Ratios[3]					Initial Class	ADV Class
					1.16%	0.91%

Fund Profile

Top 10 Issuers (% of total investments)4

Community Health Systems, Inc.	1.3%
Asurion, LLC	1.1
Transdigm, Inc.	1.1
Avago Technologies Cayman Ltd.	1.1
Michaels Stores, Inc.	1.1
First Data Corporation	1.1
Reynolds Group Holdings, Inc.	1.0
Supervalu, Inc.	1.0
Infor (US), Inc.	0.9
Berry Plastics Holding Corporation	0.9
Total	10.6%

Top 10 Sectors (% of total investments)4

Electronics/Electrical	9.8%
Health Care	9.6
Business Equipment & Services	6.7
Retailers (Except Food & Drug)	6.2
Chemicals & Plastics	5.6
Financial Intermediaries	4.2
Automotive	3.8
Oil & Gas	3.6
Leisure Goods/Activities/Movies	3.4
Lodging & Casinos	3.3
Total	56.2%

Credit Quality (% of bond and loan holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of ADV Class is linked to Initial Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)	Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$1,021.10	$5.76	1.15%
ADV Class	$1,000.00	$1,023.50	$4.52	0.90%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.10	$5.76	1.15%
ADV Class	$1,000.00	$1,020.30	$4.51	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. Expenses shown do not include insurance-related charges.

4

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 92.1%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.9%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	$746	$752,081
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing November 2, 2018	302	302,947
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	133	128,842
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	182	145,248
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	3,207	3,109,698
Standard Aero Limited
Term Loan, 6.25%, Maturing November 2, 2018	136	136,909
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,093	5,063,618
Term Loan, 3.75%, Maturing June 4, 2021	1,188	1,180,297

		$10,819,640

Automotive — 3.6%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$469	$470,399
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	2,740	2,740,287
Term Loan, 3.25%, Maturing December 31, 2018	1,816	1,814,093
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	2,401	2,400,251
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	617	620,273
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	2,605	2,579,911
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019	3,313	3,322,852
Horizon Global Corporation
Term Loan, Maturing May 11, 2022(2)	300	297,187
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	641	645,822
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	1,537	1,537,976
TI Group Automotive Systems, LLC
Term Loan, Maturing June 24, 2022(2)	750	751,406
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	2,488	2,489,389

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive (continued)
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	$379	$379,344

		$20,049,190

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	$553	$533,375
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	965,000

		$1,498,375

Brokerage / Securities Dealers / Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	$225	$227,537
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	500	492,500

		$720,037

Building and Development — 2.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	$663	$662,496
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	648	645,133
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	393	390,544
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	968	954,468
Headwaters, Inc.
Term Loan, 4.50%, Maturing March 24, 2022	125	125,547
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	2,475	2,464,419
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	591	591,826
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,771	1,776,063
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	3,692	3,689,596
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	703	704,472
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	276	276,372

		$12,280,936

5	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 6.5%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	$2,488	$2,484,908
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	2,015	1,798,736
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	474	472,007
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	220	219,078
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	2,401	2,384,212
ClientLogic Corporation
Term Loan, 7.53%, Maturing January 30, 2017	1,132	1,120,934
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	617	617,558
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	175	175,547
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,269	1,150,004
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	196	148,684
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	333	213,677
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	2,715	2,710,839
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	3,665	3,669,608
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	38	38,569
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020	456	455,381
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	70	70,110
Term Loan, 4.00%, Maturing November 6, 2020	625	623,482
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	1,009	1,013,021
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	509	506,592
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	761	765,321
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, Maturing June 10, 2021	794	787,831
Italics Merger Sub, Inc.
Term Loan, Maturing May 29, 2022(2)	1,400	1,398,541
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021	1,346	1,349,686

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	$1,220	$1,222,141
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	938	938,024
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019(3)	340	261,612
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018	274	274,983
Term Loan, 4.50%, Maturing April 2, 2022	349	350,325
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019	250	247,813
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020	385	387,926
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019	1,416	1,412,647
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017	335	333,675
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	1,563	1,567,508
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 28, 2017	424	424,940
Term Loan, 4.00%, Maturing March 8, 2020	3,203	3,207,449
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	511	513,333
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021	871	874,615
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	30	29,694
Term Loan, 4.25%, Maturing May 14, 2022	170	169,556

		$36,390,567

Cable and Satellite Television — 0.6%
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	$569	$569,069
Mediacom Illinois, LLC
Term Loan, 3.75%, Maturing June 30, 2021	323	323,033
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023	2,188	2,169,831

		$3,061,933

Chemicals and Plastics — 5.0%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$145	$145,495

6	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	$75	$75,490
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022	209	209,852
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	2,716	2,716,084
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021	429	429,472
Chemours Company Co. (The)
Term Loan, 3.75%, Maturing May 22, 2022	650	648,646
Colouroz Investment 1, GmbH
Term Loan, 4.50%, Maturing September 7, 2021	250	249,884
Term Loan, 4.50%, Maturing September 7, 2021	1,532	1,536,259
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021	299	297,754
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	372	372,808
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	819	818,818
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021	1,244	1,246,341
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	4,133	4,124,087
Term Loan, 4.25%, Maturing March 31, 2022	449	449,295
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020	198	197,911
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	789	791,839
Term Loan, 4.75%, Maturing June 7, 2020	423	425,103
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021	898	902,825
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018	1,363	1,363,828
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021	422	426,031
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020	345	333,977
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	500	474,219
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	950	947,915
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017	2,024	2,024,853
Royal Holdings, Inc.
Term Loan, 4.50%, Maturing May 18, 2022	375	376,289

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021	$223	$222,335
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020	49	48,729
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020	275	276,128
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	714	713,392
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing October 13, 2021	200	200,536
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020	2,006	2,009,639
Univar, Inc.
Term Loan, 5.01%, Maturing June 30, 2017	2,147	2,146,783
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	732	729,932
Zep, Inc.
Term Loan, 5.75%, Maturing June 16, 2022	225	225,844

		$28,158,393

Conglomerates — 0.5%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	$1,565	$1,453,285
Spectrum Brands, Inc.
Term Loan, 3.75%, Maturing June 9, 2022	1,400	1,404,959

		$2,858,244

Containers and Glass Products — 2.1%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$3,108	$3,097,583
Term Loan, 3.75%, Maturing January 6, 2021	1,989	1,986,131
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021	1,072	1,083,371
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	272	272,676
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	1,633	1,633,176
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018	3,524	3,537,344
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	275	275,149

		$11,885,430

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cosmetics / Toiletries — 0.4%
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021	$652	$651,591
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	701	702,489
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	1,116	1,085,566

		$2,439,646

Drugs — 2.2%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	$195	$195,272
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020	404	408,797
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	1,287	1,281,024
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	868	867,231
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	4,789	4,790,008
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019	853	852,142
Term Loan, 3.50%, Maturing August 5, 2020	1,190	1,187,013
Term Loan, 4.00%, Maturing April 1, 2022	2,394	2,395,633

		$11,977,120

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$4,078	$4,036,446
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	516	518,830

		$4,555,276

Electronics / Electrical — 9.6%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	$344	$344,090
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	796	690,530
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	526	526,820
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	6,113	6,130,587
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	469	466,717

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	$1,216	$1,215,433
CommScope, Inc.
Term Loan, 3.25%, Maturing January 14, 2018	500	500,229
Term Loan, Maturing May 21, 2022(2)	575	575,270
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	398	371,863
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021	310	309,910
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	3,725	3,728,658
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	236	235,430
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	510	512,096
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	318	317,218
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	469	469,336
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	1,269	1,271,555
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	3,211	3,218,111
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	1,183	1,187,848
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	239	236,206
Term Loan, 3.75%, Maturing June 3, 2020	4,986	4,927,265
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	374	375,465
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	322	322,554
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	800	800,334
Term Loan, 5.25%, Maturing November 19, 2021	706	708,151
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,737	1,741,917
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	769	769,664
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	1,204	1,201,908
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	325	323,292
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	469	462,808

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	$215	$215,786
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	3,301	3,187,345
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	141	141,785
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	444	446,875
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018	195	196,571
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	1,489	1,458,576
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	348	347,500
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	983	985,248
Southwire Company
Term Loan, 3.00%, Maturing February 10, 2021	247	246,412
SS&C Technologies, Inc.
Term Loan, Maturing June 23, 2022(2)	323	323,412
Term Loan, Maturing June 23, 2022(2)	1,277	1,279,588
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	545	547,222
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,254	1,265,421
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	604	609,103
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,578	1,581,563
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	508	510,669
VeriFone, Inc.
Term Loan, 3.50%, Maturing July 8, 2021	1,980	1,961,437
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	455	455,805
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	2,343	2,345,920
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	1,470	1,488,629

		$53,536,132

Financial Intermediaries — 3.9%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$1,349	$1,346,002

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)
CITCO Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	$1,011	$1,013,242
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	268	266,316
First Data Corporation
Term Loan, 3.69%, Maturing March 24, 2017	500	499,375
Term Loan, 3.69%, Maturing March 24, 2018	3,455	3,447,773
Term Loan, 3.69%, Maturing September 24, 2018	1,125	1,123,243
Term Loan, Maturing June 23, 2022(2)	475	473,590
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	2,702	2,693,764
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	862	866,784
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	255	255,218
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	1,080	1,074,301
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	896	896,722
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	367	367,045
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	490	491,481
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	220	209,215
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	74	74,428
Term Loan, 6.25%, Maturing September 4, 2018	424	426,041
Term Loan, 6.25%, Maturing September 4, 2018	442	444,336
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,899	1,895,530
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,569	1,563,432
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	386	389,143
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	2,129	2,016,575

		$21,833,556

Food Products — 2.9%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$2,589	$2,595,867
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 23, 2021	1,600	1,608,000

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products (continued)
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	$941	$899,455
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	1,111	1,110,937
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	681	682,765
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	543	543,464
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018	2,593	2,589,906
Term Loan, 3.75%, Maturing September 18, 2020	958	959,422
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	3,727	3,708,088
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022	848	847,950
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021	374	372,955

		$15,918,809

Food Service — 2.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021	$3,407	$3,408,857
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016	48	48,074
Term Loan, 3.69%, Maturing July 26, 2016	216	215,089
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020	169	169,995
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021	988	963,224
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	1,579	1,586,320
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	1,300	1,294,319
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	190	188,103
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	147	146,786
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	3,406	3,416,142
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	3,226	1,570,134

		$13,007,043

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food / Drug Retailers — 3.0%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019	$1,654	$1,661,643
Term Loan, 5.50%, Maturing August 25, 2021	673	677,559
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019	1,117	1,123,146
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	2,904	2,867,304
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	4,640	4,652,117
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	252,708
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	5,323	5,341,793

		$16,576,270

Health Care — 9.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	$174	$175,286
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	225	226,125
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	670	672,869
Alere, Inc.
Term Loan, Maturing June 3, 2022(2)	1,100	1,102,674
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	630	628,667
Amneal Pharmaceuticals, LLC
Term Loan, 4.51%, Maturing June 7, 2020	1,212	1,215,194
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	470	471,793
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	702	704,517
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	220	220,659
Auris Luxembourg III S.a.r.l.
Term Loan, 5.50%, Maturing January 17, 2022	549	547,939
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	323	324,163
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	90	90,061
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,473	1,475,111

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	$2,060	$2,063,055
Term Loan, 4.00%, Maturing January 27, 2021	3,791	3,800,967
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022	175	176,094
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	485	485,723
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	744	744,377
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	2,079	2,082,250
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	1,425	1,429,275
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,357	2,360,811
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	267	267,243
Term Loan, 4.25%, Maturing August 30, 2020	886	887,655
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.19%, Maturing February 27, 2021	3,160	3,164,114
Halyard Health, Inc.
Term Loan, 4.00%, Maturing November 1, 2021	413	415,818
Horizon Pharma Holdings USA, Inc.
Term Loan, 4.50%, Maturing April 22, 2021	150	150,703
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	790	792,397
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	658	643,317
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	331	331,141
Term Loan, 7.75%, Maturing May 15, 2018	1,340	1,341,379
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	990	992,778
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	1,317	1,323,381
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	398	389,554
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	174	174,136
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021	1,361	570,024
MJ Acquisition Corp.
Term Loan, 4.00%, Maturing April 22, 2022	200	199,998
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	258	210,070

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	$187	$152,720
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	346	345,625
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,315	1,316,650
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,429	1,408,384
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	1,533	1,505,363
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	2,803	2,807,506
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing May 5, 2022	275	276,203
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	2,211	2,217,880
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	1,030	1,032,754
RegionalCare Hospital Partners, Inc.
Term Loan, 5.25%, Maturing April 19, 2019	1,511	1,511,938
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	917	920,019
Select Medical Corporation
Term Loan, 3.03%, Maturing December 20, 2016	169	169,392
Term Loan, 3.75%, Maturing June 1, 2018	869	869,247
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	450	451,125
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,449	1,439,475
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	821	812,153
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	802	801,643
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	197	196,685

		$51,086,080

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	$148	$148,033
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,215	3,222,104

		$3,370,137

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment — 2.8%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018	$150	$150,582
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	3,270	3,216,420
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	305	305,005
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	2,488	2,511,461
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020	169	170,153
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,081	1,057,514
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	1,795	1,791,243
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020	759	761,688
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021	480	482,753
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	409	409,824
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,751	2,747,561
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	690	689,307
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	198	197,377
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022	771	774,690
VAT Lux III S.a.r.l
Term Loan, 4.25%, Maturing February 11, 2021	242	241,694

		$15,507,272

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	$1,688	$1,691,617
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	2,302	2,322,568
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	5,546	5,562,971
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	675	686,981
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	270	247,940

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance (continued)
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	$454	$445,033
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	1,991	1,979,518
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,275	2,279,731

		$15,216,359

Leisure Goods / Activities / Movies — 3.3%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	$1,271	$1,270,585
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	1,603	1,604,146
CDS U.S. Intermediate Holdings, Inc.
Term Loan, Maturing June 10, 2022(2)	275	275,344
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing June 24, 2020	818	821,354
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	549	548,980
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	485	488,392
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	164	163,902
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	170	170,430
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	850	844,820
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	1,833	1,837,833
Regal Cinemas Corporation
Term Loan, 3.75%, Maturing April 1, 2022	2,490	2,496,169
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	634	633,750
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,474	1,425,722
SRAM, LLC
Term Loan, 4.03%, Maturing April 10, 2020	896	895,584
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	731	583,922
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,020	1,007,558
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,427	3,388,189

		$18,456,680

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos — 2.6%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$2,308	$2,307,083
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	271	272,035
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)	785	705,023
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	500	501,033
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020	392	391,669
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	87	87,729
Term Loan, 5.50%, Maturing November 21, 2019	203	204,702
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	3,479	3,482,378
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	1,901	1,891,348
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	410	410,488
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	1,280	1,278,113
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021	421	422,131
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	1,872	1,873,489
Term Loan, 6.00%, Maturing October 1, 2021	622	622,193
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	221	220,510

		$14,669,924

Nonferrous Metals / Minerals — 2.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,393	$1,008,139
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	2,407	1,666,575
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	424	426,587
Fairmount Minerals Ltd.
Term Loan, 3.81%, Maturing March 15, 2017	245	241,873
Term Loan, 4.50%, Maturing September 5, 2019	2,213	2,107,043
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017	200	199,083
Term Loan, 7.50%, Maturing March 19, 2021	1,225	1,137,719

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	$484	$406,350
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	1,675	1,668,719
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,171	1,168,382
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	1,603	884,260

		$10,914,730

Oil and Gas — 3.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$2,181	$1,829,611
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	977	964,994
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	1,100	1,105,372
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	720	720,612
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,210	1,199,891
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	794	679,664
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	1,025	1,019,555
Term Loan, 4.00%, Maturing December 2, 2019	256	255,953
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	639	609,766
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	425	326,188
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,681	1,337,275
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,192	3,130,022
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	155	155,462
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	645	497,822
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,425	573,563
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,439	1,852,993
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	347	321,379

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	$22	$20,021
Term Loan, 4.25%, Maturing December 16, 2020	60	53,684
Term Loan, 4.25%, Maturing December 16, 2020	432	385,915
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	77	68,404
Term Loan, 4.25%, Maturing October 1, 2019	127	111,990
Term Loan, 4.25%, Maturing October 1, 2019	957	845,155
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	495	492,525
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	297	288,833
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	177	178,677
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	774	727,553

		$19,752,879

Publishing — 1.8%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	$813	$815,672
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,783	2,821,209
Houghton Mifflin Harcourt Publishing Company
Term Loan, 4.00%, Maturing May 11, 2022	225	224,297
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,040	1,043,832
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	2,289	2,145,654
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	356	357,767
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	375	375,000
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 7, 2016	302	220,482
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019	394	395,990
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	497	500,192
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	863	866,256

		$9,766,351

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television — 2.2%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$319	$308,669
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	323	319,740
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	149	149,619
Clear Channel Communications, Inc.
Term Loan, 6.94%, Maturing January 30, 2019	453	419,286
Term Loan, 7.69%, Maturing July 30, 2019	146	136,822
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,609	2,483,455
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	174	174,182
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	2,143	2,130,935
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	156	156,014
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 15, 2020	444	443,334
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	884	884,393
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	426	425,676
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	483	482,724
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	433	432,685
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	375	350,937
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	489	486,548
Term Loan, 4.00%, Maturing March 1, 2020	2,739	2,725,383

		$12,510,402

Retailers (Except Food and Drug) — 6.1%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019	$1,260	$1,171,960
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	1,498	1,501,027
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020	2,158	2,143,006
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	597	574,574

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing March 9, 2022	$1,979	$1,982,413
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	316	295,933
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	1,583	1,593,559
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	821	823,922
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	1,906	1,652,047
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,004	1,951,440
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	598	600,902
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	5,457	5,446,907
Term Loan, 4.00%, Maturing January 28, 2020	645	647,410
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	2,684	2,672,467
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019	731	731,420
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018	219	219,992
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	1,456	1,458,423
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	3,250	3,250,552
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,136	1,057,551
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	347	343,035
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021	1,436	1,454,084
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021	346	344,761
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	910	908,760
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	983	931,034

		$33,757,179

Steel — 1.5%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$4,516	$4,020,265

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel (continued)
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	$3,106	$3,086,864
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	645	642,097
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(3)(4)	1,481	813,354

		$8,562,580

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018	$1,124	$1,120,350
Term Loan, 3.75%, Maturing March 11, 2018	1,000	991,875
Term Loan, 4.00%, Maturing March 11, 2018	878	879,008
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,012	949,769
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	765	768,342

		$4,709,344

Telecommunications — 2.7%
Ciena Corporation
Term Loan, 3.75%, Maturing July 15, 2019	$2,481	$2,490,555
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017	275	275,688
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	4,750	4,722,293
IPC Systems, Inc.
Term Loan, 5.50%, Maturing August 6, 2021	1,147	1,143,540
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022	500	502,812
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	654	620,070
Term Loan, 4.00%, Maturing April 23, 2019	864	818,492
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,769	3,764,443
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	438	436,022

		$14,773,915

Utilities — 2.4%
Calpine Construction Finance Company L.P.
Term Loan, 3.25%, Maturing January 31, 2022	$590	$582,684

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	$909	$910,552
Term Loan, 4.00%, Maturing October 30, 2020	222	221,729
Term Loan, 3.50%, Maturing May 27, 2022	2,000	1,985,156
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	528	529,287
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	292	293,478
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	248	249,458
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,125	1,127,813
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	78	78,943
Term Loan, 5.00%, Maturing December 19, 2021	1,763	1,785,196
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	319	317,459
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	397	392,026
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	175	176,641
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	8	8,171
Term Loan, 4.25%, Maturing May 6, 2020	152	152,635
TPF II Power, LLC
Term Loan, 5.51%, Maturing October 2, 2021	970	979,462
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,711	3,706,435

		$13,497,125

Total Senior Floating-Rate Interests (identified cost $525,630,141)		$514,117,554

Corporate Bonds & Notes — 1.9%

Security	Principal Amount (000’s omitted)	Value

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(5)	$450	$465,469

		$465,469

Security	Principal Amount (000’s omitted)	Value

Chemicals and Plastics — 0.5%
Hexion, Inc.
6.625%, 4/15/20	$2,975	$2,744,437

		$2,744,437

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	$1,925	$1,977,937
Smurfit Kappa Acquisitions
4.875%, 9/15/18(5)	225	236,813

		$2,214,750

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(5)	$423	$448,118

		$448,118

Health Care — 0.2%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	$1,050	$1,079,400

		$1,079,400

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(7)	$35	$19,445

		$19,445

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	$1,125	$911,250
9.00%, 2/15/20(4)	625	509,375

		$1,420,625

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19	$181	$173,172
Univision Communications, Inc.
6.75%, 9/15/22(5)	384	407,520

		$580,692

Telecommunications — 0.0%(6)
Wind Acquisition Finance SA
6.50%, 4/30/20(5)	$250	$263,250

		$263,250

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.2%
Calpine Corp.
7.875%, 1/15/23(5)	$1,029	$1,116,465

		$1,116,465

Total Corporate Bonds & Notes (identified cost $10,561,759)		$10,352,651

Common Stocks — 0.8%

Security	Shares	Value

Aerospace and Defense — 0.0%(6)
IAP Worldwide Services, LLC(3)(7)(8)	24	$25,861

		$25,861

Automotive — 0.1%
Dayco Products, LLC(3)(7)	15,250	$621,437

		$621,437

Business Equipment and Services — 0.0%(6)
Education Management Corp.(3)(7)(8)	2,351,823	$63,499

		$63,499

Food Service — 0.0%
Buffets Restaurants Holdings, Inc.(3)(7)(8)	3,663	$0

		$0

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(3)(7)(8)	41,797	$480,667
Tropicana Entertainment, Inc.(7)(8)	71,982	1,155,311

		$1,635,978

Publishing — 0.4%
ION Media Networks, Inc.(3)(7)	399	$143,636
MediaNews Group, Inc.(3)(7)(8)	45,600	1,755,605

		$1,899,241

Total Common Stocks (identified cost $2,472,868)		$4,246,016

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value

Business Equipment and Services — 0.0%(6)
Education Management Corp., Series A-1, 7.50%(7)(8)	2,617	$137,392

Total Convertible Preferred Stocks (identified cost $184,700)		$137,392

Short-Term Investments — 2.7%

U.S. Government Agency Obligations — 2.7%

Description	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank, 0.00%, 7/6/15	$6,900	$6,899,962
Federal Home Loan Bank, 0.00%, 8/4/15	8,355	8,354,684

Total U.S. Government Agency Obligations (identified cost $15,254,646)		$15,254,646

Total Short-Term Investments (identified cost $15,254,646)		$15,254,646

Total Investments — 97.5% (identified cost $554,104,114)		$544,108,259

Other Assets, Less Liabilities — 2.5%		$13,909,664

Net Assets — 100.0%		$558,017,923

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	–	Debtor in Possession
PIK	–	Payment In Kind

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after June 30, 2015, at which time the interest rate will be determined.

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 10).

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $2,937,635 or 0.5% of the Fund’s net assets.

(6)	Amount is less than 0.05%.

(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(8)	Non-income producing security.

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investments, at value (identified cost, $554,104,114)	$544,108,259
Cash	19,384,443
Interest receivable	1,498,116
Receivable for investments sold	849,547
Receivable for Fund shares sold	451,715
Prepaid expenses	64,894
Total assets	$566,356,974

Liabilities
Payable for investments purchased	$7,426,040
Payable for Fund shares redeemed	236,594
Payable to affiliates:
Investment adviser fee	267,500
Distribution fees	116,167
Trustees’ fees	7,683
Payable for shareholder servicing fees	200,801
Accrued expenses	84,266
Total liabilities	$8,339,051
Net Assets	$558,017,923

Sources of Net Assets
Paid-in capital	$564,928,172
Accumulated net realized loss	(793,724)
Accumulated undistributed net investment income	3,879,330
Net unrealized depreciation	(9,995,855)
Total	$558,017,923

Initial Class Shares
Net Assets	$557,350,887
Shares Outstanding	60,377,578
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.23

ADV Class Shares
Net Assets	$667,036
Shares Outstanding	72,215
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.24

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Interest and other income	$13,158,336
Total investment income	$13,158,336

Expenses
Investment adviser fee	$1,685,081
Distribution fees
Initial Class	731,863
Shareholder servicing fees
Initial Class	683,579
ADV Class	731
Trustees’ fees and expenses	16,207
Custodian fee	113,300
Transfer and dividend disbursing agent fees	5,973
Legal and accounting services	45,375
Printing and postage	3,386
Interest expense and fees	72,062
Miscellaneous	14,268
Total expenses	$3,371,825
Deduct —
Reduction of custodian fee	$1,044
Total expense reductions	$1,044

Net expenses	$3,370,781

Net investment income	$9,787,555

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(494,681)
Net realized loss	$(494,681)
Change in unrealized appreciation (depreciation) —
Investments	$3,672,855
Net change in unrealized appreciation (depreciation)	$3,672,855

Net realized and unrealized gain	$3,178,174

Net increase in net assets from operations	$12,965,729

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$9,787,555	$19,797,955
Net realized loss from investment transactions	(494,681)	(272,558)
Net change in unrealized appreciation (depreciation) from investments	3,672,855	(17,048,860)
Net increase in net assets from operations	$12,965,729	$2,476,537
Distributions to shareholders —
From net investment income
Initial Class	$(9,778,656)	$(19,788,083)
ADV Class	(11,228)	(7,528)
Total distributions to shareholders	$(9,789,884)	$(19,795,611)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Initial Class	$50,916,395	$206,484,771
ADV Class	61,504	1,135,244
Net asset value of shares issued to shareholders in payment of distributions declared
Initial Class	9,778,656	19,788,083
ADV Class	11,228	7,528
Cost of shares redeemed
Initial Class	(132,155,707)	(169,211,032)
ADV Class	(22,631)	(520,503)
Net increase (decrease) in net assets from Fund share transactions	$(71,410,555)	$57,684,091

Net increase (decrease) in net assets	$(68,234,710)	$40,365,017

Net Assets
At beginning of period	$626,252,633	$585,887,616
At end of period	$558,017,923	$626,252,633

Accumulated undistributed net investment income included in net assets
At end of period	$3,879,330	$3,881,659

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Financial Highlights

	Initial Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$9.190		$9.430		$9.460		$9.300		$9.460		$9.050

Income (Loss) From Operations
Net investment income(1)	$0.153		$0.295		$0.327		$0.396		$0.399		$0.369
Net realized and unrealized gain (loss)	0.040		(0.240)		0.031		0.270		(0.161)		0.442

Total income from operations	$0.193		$0.055		$0.358		$0.666		$0.238		$0.811

Less Distributions
From net investment income	$(0.153)		$(0.295)		$(0.332)		$(0.396)		$(0.398)		$(0.401)
From net realized gain	—		—		(0.056)		(0.110)		—		—

Total distributions	$(0.153)		$(0.295)		$(0.388)		$(0.506)		$(0.398)		$(0.401)

Net asset value — End of period	$9.230		$9.190		$9.430		$9.460		$9.300		$9.460

Total Return(2)	2.11	%(3)	0.57%		3.85%		7.33%		2.54%		9.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$557,351		$625,638		$585,888		$419,898		$354,692		$354,097
Ratios (as a percentage of average daily net assets):
Expenses	1.15	%(4)(5)	1.15	%(4)	1.15	%(6)	1.16	%(4)	1.17	%(4)	1.15	%(4)
Net investment income	3.34	%(5)	3.15%		3.45%		4.21%		4.24%		3.98%
Portfolio Turnover	8	%(3)	29%		38%		42%		53%		35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Expenses after custodian fee reduction were 1.14%.

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014(1)
Net asset value — Beginning of period	$9.190		$9.400

Income (Loss) From Operations
Net investment income(2)	$0.165		$0.234
Net realized and unrealized gain (loss)	0.050		(0.216)

Total income from operations	$0.215		$0.018

Less Distributions
From net investment income	$(0.165)		$(0.228)

Total distributions	$(0.165)		$(0.228)

Net asset value — End of period	$9.240		$9.190

Total Return(3)	2.35	%(4)	0.18	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$667		$615
Ratios (as a percentage of average daily net assets):
Expenses	0.90	%(5)(6)	0.90	%(5)(6)
Net investment income	3.59	%(6)	3.52	%(6)
Portfolio Turnover	8	%(4)	29	%(7)

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the year ended December 31, 2014.

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class and ADV Class shares which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’ paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

24

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $221,896, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2014, $221,896 are long-term.

25

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$554,181,261

Gross unrealized appreciation	$3,584,985
Gross unrealized depreciation	(13,657,987)

Net unrealized depreciation	$(10,073,002)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2015, the investment adviser fee amounted to $1,685,081 or 0.575% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $731,863. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2015, shareholder servicing fees were equivalent to 0.23% per annum of each class’ average daily net assets and amounted to $683,579 and $731 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $47,553,609 and $139,684,764, respectively, for the six months ended June 30, 2015.

26

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Initial Class	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	5,495,241	22,002,049
Issued to shareholders electing to receive payments of distributions in Fund shares	1,056,100	2,115,606
Redemptions	(14,270,667)	(18,130,331)

Net increase (decrease)	(7,719,326)	5,987,324

ADV Class	Six Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014(1)

Sales	6,608	121,464
Issued to shareholders electing to receive payments of distributions in Fund shares	1,210	807
Redemptions	(2,453)	(55,421)

Net increase	5,365	66,850

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

At June 30, 2015, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 85.3%.

8  Line of Credit

The Fund participates with other portfolios managed by EVM and its affiliates in a $1.175 billion unsecured line of credit agreement with a group of banks, which is in effect through March 14, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated between the Fund and the other participating portfolios at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings during the six months ended June 30, 2015.

9  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

27

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests	$—	$512,897,340	$1,220,214	$514,117,554
Corporate Bonds & Notes	—	10,333,206	19,445	10,352,651
Common Stocks	1,155,311	—	3,090,705	4,246,016
Convertible Preferred Stocks	—	137,392	—	137,392
Short-Term Investments	—	15,254,646	—	15,254,646

Total Investments	$1,155,311	$538,622,584	$4,330,364	$544,108,259

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2015 is not presented.

At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $5,613,000 (equal to 1.00% of net assets at June 30, 2015). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Fund as incurred.

28

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing the special considerations relevant to investing in senior floating rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

30

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

31

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance VT Floating-Rate Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance VT Floating-Rate Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7733    6.30.15

Eaton Vance

VT Large-Cap Value Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

VT Large-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and John D. Crowley

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Initial Class at NAV	03/30/2007	03/30/2007	0.30%	2.60%	15.16%	5.11%
ADV Class at NAV	04/15/2014	03/30/2007	0.42	2.79	15.25	5.17
Russell 1000 Value Index	—	—	–0.61%	4.13%	16.49%	5.18%

% Total Annual Operating Expense Ratios[3]					Initial Class	ADV Class
Gross					1.78%	1.53%
Net					1.20	0.95

Fund Profile

Sector Allocation (% of net assets)[4]

Top 10 Holdings (% of net assets)[4]

General Electric Co.	5.6%
Exxon Mobil Corp.	4.9
JPMorgan Chase & Co.	4.1
Reynolds American, Inc.	3.1
Occidental Petroleum Corp.	2.9
Citigroup, Inc.	2.6
Oracle Corp.	2.5
Merck & Co., Inc.	2.5
Microsoft Corp.	2.4
Goldman Sachs Group, Inc. (The)	2.3
Total	32.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Large redemptions from the Fund on 3/31/14 and 9/30/10 positively impacted Fund performance for the five years and since inception periods.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of ADV Class is linked to Initial Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)		Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$1,003.00	$6.31	**	1.27%
ADV Class	$1,000.00	$1,004.20	$5.07	**	1.02%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,018.50	$6.36	**	1.27%
ADV Class	$1,000.00	$1,019.70	$5.11	**	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. Expenses shown do not include insurance-related charges.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Aerospace & Defense — 2.3%
United Technologies Corp.	960	$106,493

		$106,493

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	1,078	$67,256

		$67,256

Banks — 11.8%
Citigroup, Inc.	2,215	$122,357
JPMorgan Chase & Co.	2,809	190,338
KeyCorp	4,569	68,626
PNC Financial Services Group, Inc. (The)	855	81,781
Wells Fargo & Co.	1,564	87,959

		$551,061

Capital Markets — 6.5%
Affiliated Managers Group, Inc.(1)	210	$45,906
Credit Suisse Group AG ADR(1)	3,060	84,456
Goldman Sachs Group, Inc. (The)	520	108,571
Invesco, Ltd.	1,642	61,558

		$300,491

Chemicals — 4.0%
Monsanto Co.	669	$71,309
PPG Industries, Inc.	400	45,888
Praxair, Inc.	595	71,132

		$188,329

Communications Equipment — 2.3%
QUALCOMM, Inc.	1,680	$105,218

		$105,218

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	1,937	$90,284

		$90,284

Electric Utilities — 2.0%
NextEra Energy, Inc.	946	$92,736

		$92,736

Security	Shares	Value

Electrical Equipment — 1.1%
Hubbell, Inc., Class B	455	$49,267

		$49,267

Food & Staples Retailing — 0.8%
Kroger Co. (The)	505	$36,618

		$36,618

Food Products — 1.9%
General Mills, Inc.	1,557	$86,756

		$86,756

Health Care Equipment & Supplies — 3.0%
Medtronic PLC	1,262	$93,514
Stryker Corp.	466	44,536

		$138,050

Health Care Providers & Services — 0.5%
McKesson Corp.	106	$23,830

		$23,830

Industrial Conglomerates — 5.6%
General Electric Co.	9,802	$260,439

		$260,439

Insurance — 6.9%
ACE, Ltd.	608	$61,822
Aflac, Inc.	1,046	65,061
Lincoln National Corp.	544	32,216
Prudential PLC	3,177	76,564
XL Group PLC	2,316	86,155

		$321,818

Internet Software & Services — 1.3%
Google, Inc., Class C(1)	112	$58,297

		$58,297

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	461	$59,819

		$59,819

5	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 3.2%
CBS Corp., Class B	1,861	$103,286
Walt Disney Co. (The)	421	48,053

		$151,339

Metals & Mining — 0.6%
Nucor Corp.	658	$28,998

		$28,998

Multi-Utilities — 3.6%
PG&E Corp.	1,575	$77,333
Sempra Energy	917	90,728

		$168,061

Oil, Gas & Consumable Fuels — 13.6%
Anadarko Petroleum Corp.	1,020	$79,621
Devon Energy Corp.	1,360	80,906
Exxon Mobil Corp.	2,762	229,799
Occidental Petroleum Corp.	1,720	133,765
Phillips 66	870	70,087
Range Resources Corp.	777	38,368

		$632,546

Pharmaceuticals — 5.9%
AbbVie, Inc.	617	$41,456
Eli Lilly & Co.	434	36,235
Merck & Co., Inc.	2,008	114,315
Roche Holding AG PC	102	28,600
Teva Pharmaceutical Industries, Ltd. ADR	940	55,554

		$276,160

Real Estate Investment Trusts (REITs) — 4.3%
Equity Residential	956	$67,083
Public Storage	355	65,451
Simon Property Group, Inc.	398	68,862

		$201,396

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	3,527	$107,274

		$107,274

Security	Shares	Value

Software — 5.8%
Microsoft Corp.	2,493	$110,066
Oracle Corp.	2,901	116,910
SAP AG ADR	647	45,439

		$272,415

Specialty Retail — 0.5%
Home Depot, Inc. (The)	214	$23,782

		$23,782

Tobacco — 4.5%
Altria Group, Inc.	1,293	$63,240
Reynolds American, Inc.	1,930	144,094

		$207,334

Total Common Stocks (identified cost $4,035,947)		$4,606,067

Total Investments — 98.9% (identified cost $4,035,947)		$4,606,067

Other Assets, Less Liabilities — 1.1%		$49,387

Net Assets — 100.0%		$4,655,454

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Non-income producing security.

6	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investments, at value (identified cost, $4,035,947)	$4,606,067
Cash	34,694
Dividends receivable	10,047
Receivable for investments sold	47,699
Receivable for Fund shares sold	3,992
Tax reclaims receivable	18,124
Receivable from affiliate	8,858
Total assets	$4,729,481

Liabilities
Payable for investments purchased	$42,394
Payable for Fund shares redeemed	82
Payable to affiliates:
Investment adviser fee	2,445
Distribution fees	978
Trustees’ fees	205
Payable for shareholder servicing fees	1,730
Accrued expenses	26,193
Total liabilities	$74,027
Net Assets	$4,655,454

Sources of Net Assets
Paid-in capital	$3,631,831
Accumulated net realized gain	423,446
Accumulated undistributed net investment income	30,460
Net unrealized appreciation	569,717
Net Assets	$4,655,454

Initial Class Shares
Net Assets	$4,654,768
Shares Outstanding	547,109
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.51

ADV Class Shares
Net Assets	$686
Shares Outstanding	81
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$8.45

7	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends (net of foreign taxes, $541)	$64,780
Total investment income	$64,780

Expenses
Investment adviser fee	$17,047
Distribution fees
Initial Class	6,817
Shareholder servicing fees
Initial Class	4,791
ADV Class	1
Trustees’ fees and expenses	359
Custodian fee	17,831
Transfer and dividend disbursing agent fees	5,973
Legal and accounting services	19,141
Printing and postage	3,077
Miscellaneous	5,286
Total expenses	$80,323
Deduct —
Allocation of expenses to affiliate	$45,516
Reduction of custodian fee	13
Total expense reductions	$45,529

Net expenses	$34,794

Net investment income	$29,986

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$463,188
Foreign currency transactions	367
Net realized gain	$463,555
Change in unrealized appreciation (depreciation) —
Investments	$(460,357)
Foreign currency	1,048
Net change in unrealized appreciation (depreciation)	$(459,309)

Net realized and unrealized gain	$4,246

Net increase in net assets from operations	$34,232

8	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$29,986	$163,421
Net realized gain from investment and foreign currency transactions	463,555	12,571,660
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(459,309)	(10,714,531)
Net increase in net assets from operations	$34,232	$2,020,550
Distributions to shareholders —
From net investment income
Initial Class	$(19,808)	$—
ADV Class	(14)	—
From net realized gain
Initial Class	(1,707,760)	(126,155)
ADV Class	(395)	(21)
Total distributions to shareholders	$(1,727,977)	$(126,176)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Initial Class	$1,095,048	$3,077,771
ADV Class	—	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Initial Class	1,727,568	126,155
Cost of shares redeemed
Initial Class	(3,007,911)	(47,757,322)
Net decrease in net assets from Fund share transactions	$(185,295)	$(44,552,396)

Net decrease in net assets	$(1,879,040)	$(42,658,022)

Net Assets
At beginning of period	$6,534,494	$49,192,516
At end of period	$4,655,454	$6,534,494

Accumulated undistributed net investment income included in net assets
At end of period	$30,460	$20,296

9	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Financial Highlights

	Initial Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011	2010
Net asset value — Beginning of period	$13.230		$11.790		$9.240		$8.140		$8.770	$8.000

Income (Loss) From Operations
Net investment income	$0.066	(1)	$0.118	(1)	$0.101		$0.129		$0.107	$0.467
Net realized and unrealized gain (loss)	0.142		1.580		2.551		1.101		(0.631)	0.768	(2)

Total income (loss) from operations	$0.208		$1.698		$2.652		$1.230		$(0.524)	$1.235

Less Distributions
From net investment income	$(0.057)		$—		$(0.101)		$(0.130)		$(0.106)	$(0.465)
From net realized gain	(4.871)		(0.258)		(0.001)		—		—	—
Tax return of capital	—		—		—		(0.000	)(3)	—	—

Total distributions	$(4.928)		$(0.258)		$(0.102)		$(0.130)		$(0.106)	$(0.465)

Net asset value — End of period	$8.510		$13.230		$11.790		$9.240		$8.140	$8.770

Total Return(4)	0.30	%(5)	14.43%		28.74	%(6)	15.12%		(5.97)%	15.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,655		$6,533		$49,193		$49,002		$60,003	$74,409
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.27	%(8)(9)	1.30	%(9)	1.30	%(9)	1.30	%(9)	1.28%	1.34	%(9)(10)
Net investment income	1.10	%(8)	0.97%		0.88%		1.25%		1.17%	0.70%
Portfolio Turnover	53	%(5)	57%		63%		39%		70%	55%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

During the year ended December 31, 2013, the Fund received a payment made by an affiliate for a trading error which amounted to $0.02 per share. Had the Fund not received this payment, total return would have been lower by 0.21%.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser subsidized certain operating expenses (equal to 1.67%, 0.42%, 0.01%, 0.01% and 0.10% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012 and 2010, respectively). Absent this subsidy, total return would be lower.

(10)	Includes interest expense of 0.04%.

10	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014(1)
Net asset value — Beginning of period	$13.270		$12.320

Income (Loss) From Operations
Net investment income(2)	$0.083		$0.101
Net realized and unrealized gain	0.146		1.107

Total income from operations	$0.229		$1.208

Less Distributions
From net investment income	$(0.178)		$—
From net realized gain	(4.871)		(0.258)

Total distributions	$(5.049)		$(0.258)

Net asset value — End of period	$8.450		$13.270

Total Return(3)	0.42	%(4)	9.83	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1		$1
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.02	%(6)(7)	1.05	%(6)(7)
Net investment income	1.35	%(6)	1.08	%(6)
Portfolio Turnover	53	%(4)	57	%(8)

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser subsidized certain operating expenses (equal to 1.67% and 0.42% of average daily net assets for the six months ended June 30, 2015 and the period ended December 31, 2014, respectively). Absent this subsidy, total return would be lower.

(8)	For the year ended December 31, 2014.

11	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers Initial Class and ADV Class shares which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

12

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,073,803

Gross unrealized appreciation	$587,042
Gross unrealized depreciation	(54,778)

Net unrealized appreciation	$532,264

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2015, the investment adviser fee amounted to $17,047 or 0.625% (annualized) of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20% and 0.95% (1.30% and 1.05% prior to May 1, 2015) of the Fund’s average daily net assets for Initial Class and ADV Class, respectively. This agreement may be changed or terminated after April 30, 2016. Pursuant to this agreement, EVM was allocated $45,516 of the Fund’s operating expenses for the six months ended June 30, 2015. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

13

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $6,817. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2015, shareholder servicing fees were equivalent to 0.18% per annum of each class’ average daily net assets and amounted to $4,791 and $1 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,811,739 and $4,662,674, respectively, for the six months ended June 30, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Initial Class	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	83,325	240,067
Issued to shareholders electing to receive payments of distributions in Fund shares	196,092	9,667
Redemptions	(226,247)	(3,929,165)

Net increase (decrease)	53,170	(3,679,431)

ADV Class	Six Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014(1)

Sales	—	81

Net increase	—	81

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

At June 30, 2015, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 99.1%.

14

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$175,121	$—		$—	$175,121
Consumer Staples	330,708	—		—	330,708
Energy	632,546	—		—	632,546
Financials	1,298,202	76,564		—	1,374,766
Health Care	469,259	28,600		—	497,859
Industrials	483,455	—		—	483,455
Information Technology	543,204	—		—	543,204
Materials	217,327	—		—	217,327
Telecommunication Services	90,284	—		—	90,284
Utilities	260,797	—		—	260,797

Total Common Stocks	$4,500,903	$105,164	*	$—	$4,606,067

Total Investments	$4,500,903	$105,164		$—	$4,606,067

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

15

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

16

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance VT Large-Cap Value Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

17

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2014 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management and analysts staffing. In considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

18

Eaton Vance

VT Large-Cap Value Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance VT Large-Cap Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance VT Large-Cap Value Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7755    6.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 17, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 17, 2015